Annual Fund Operating Expenses - Class D Shares - Janus Henderson Forty Fund - Class D	Jan. 29, 2021
Operating Expenses:
Management Fees	0.65%	[1]
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.80%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.